NATIONS FUND PORTFOLIOS, INC.
                      Registration Nos. 33-89742; 811-8982

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


         The undersigned hereby certifies on behalf of Nations Fund Portfolios, Inc. (the "Company") that the forms of Prospectuses and Statement of Additional Information for all Funds of the Company that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 7, the most recent amendment to the Company's Registration Statement on Form N-1A, the text of which was filed electronically on July 31, 1997.

         IN WITNESS WHEREOF, the Company has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 22nd day of August, 1997.


Witness:                                  NATIONS FUND PORTFOLIOS, INC.

By:     /s/ Louise P. Newcomb             By:     /s/ Richard H. Blank, Jr.
Name:   Louise P. Newcomb                 Name:   Richard H. Blank, Jr.
Title:  Assistant Secretary               Title:  Secretary